SIGNIFICANT ACCOUNTING POLICIES (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands	6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2024 ILS (₪) ₪ / shares	Sep. 30, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Nov. 22, 2024 ₪ / shares	Sep. 30, 2024 $ / shares	Dec. 31, 2023 ILS (₪) ₪ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Jan. 01, 2022 USD ($)	Nov. 20, 2020 $ / shares
Significant Accounting Policies [Line Items]
Lease payments			$ 25,000	$ 25,000	$ 25,000
Percentage of regular deposits by employee				8.33%
Severance Costs				$ 74,000	82,000
Operating lease liabilities					$ 271,000				$ 171,000	$ 391,000
Line of credit | ₪		₪ 85						₪ 85
Ordinary shares exercise price | (per share)		₪ 0.0063	$ 0.027
Ordinary shares, par value per share | (per share)					$ 0.0009	₪ 0.0009	$ 0.0009	₪ 0.0001	$ 0.0009
Option Pre Funded [Member]
Significant Accounting Policies [Line Items]
Ordinary shares, par value per share | (per share)								₪ 0.0063	0.027
MORINGA ACQUISITION CORP [Member]
Significant Accounting Policies [Line Items]
Federal depository insurance coverage	$ 250,000			$ 250,000
MORINGA ACQUISITION CORP [Member] | Class A Ordinary Share [Member]
Significant Accounting Policies [Line Items]
Number of shares sold | shares	11,500,000
Ordinary shares, par value per share | $ / shares	$ 0.0001				$ 0.0001				$ 0.0001		$ 0.0001
Shares subject to possible redemption as temporary equity (in Shares) | shares	11,500,000							11,500,000	11,500,000